Financial Risk Management (Details) - Schedule of Level in Fair Value Hierarchy - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial Risk Management (Details) - Schedule of Level in Fair Value Hierarchy [Line Items]
Investment in trusts	$ 2,722,517
Restricted digital assets	5,110,220
Digital assets	41,113,238	$ 8,438,027
Digital assets payable	(11,329,287)
Digital assets payable – related party	(22,854,211)	(6,200,109)
Total	14,762,477	2,237,918
Level 1 [Member]
Financial Risk Management (Details) - Schedule of Level in Fair Value Hierarchy [Line Items]
Investment in trusts	2,722,517
Restricted digital assets	5,110,220
Digital assets	41,113,238	8,438,027
Digital assets payable
Digital assets payable – related party
Total	48,945,975	8,438,027
Level 2 [Member]
Financial Risk Management (Details) - Schedule of Level in Fair Value Hierarchy [Line Items]
Investment in trusts
Restricted digital assets
Digital assets
Digital assets payable
Digital assets payable – related party
Total
Level 3 [Member]
Financial Risk Management (Details) - Schedule of Level in Fair Value Hierarchy [Line Items]
Investment in trusts
Restricted digital assets
Digital assets
Digital assets payable	(11,329,287)
Digital assets payable – related party	(22,854,211)	(6,200,109)
Total	$ (34,183,498)	$ (6,200,109)